Property, Plant and Equipment - by segment (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment
Property, plant and equipment	$ 68,512	$ 67,650
Assets under construction and not subject to depreciation	7,800	7,900
Operating segments | Oil Sands
Property, Plant and Equipment
Property, plant and equipment	51,908	51,601
Operating segments | Exploration and Production
Property, Plant and Equipment
Property, plant and equipment	5,653	5,614
Operating segments | Refining and Marketing
Property, Plant and Equipment
Property, plant and equipment	10,388	9,885
Corporate and Eliminations
Property, Plant and Equipment
Property, plant and equipment	563	550
Cost
Property, Plant and Equipment
Property, plant and equipment	133,587	125,582	$ 127,209
Cost | Operating segments | Oil Sands
Property, Plant and Equipment
Property, plant and equipment	94,509	89,230
Cost | Operating segments | Exploration and Production
Property, Plant and Equipment
Property, plant and equipment	18,424	17,364
Cost | Operating segments | Refining and Marketing
Property, Plant and Equipment
Property, plant and equipment	19,524	17,923
Cost | Corporate and Eliminations
Property, Plant and Equipment
Property, plant and equipment	1,130	1,065
Accumulated provision
Property, Plant and Equipment
Property, plant and equipment	(65,075)	(57,932)	$ (64,555)
Accumulated provision | Operating segments | Oil Sands
Property, Plant and Equipment
Property, plant and equipment	(42,601)	(37,629)
Accumulated provision | Operating segments | Exploration and Production
Property, Plant and Equipment
Property, plant and equipment	(12,771)	(11,750)
Accumulated provision | Operating segments | Refining and Marketing
Property, Plant and Equipment
Property, plant and equipment	(9,136)	(8,038)
Accumulated provision | Corporate and Eliminations
Property, Plant and Equipment
Property, plant and equipment	$ (567)	$ (515)